Segments (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Revenue by Geography
The following table presents a summary of revenue by geography for the year ended December 31, 2022, and 11 months ended 2021:

	Year Ended December 31, 2022		11 Months Ended December 31, 2021
	Amount	%	Amount	%
United States	$11,137	85.0%	$5,826	71.1%
Europe	1,965	15.0%	2,370	28.9%

	$13,102	100.0%	$8,196	100.0%